SCHEDULE OF DEPOSITS PREPAYMENTS AND OTHER RECEIVABLES (Details)		Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Deposits Prepayments And Other Receivables
Prepayment	[1]		$ 5,793,647	$ 3,134
Security deposit	[2]		137,671	830,220
Staff loan				1,118
Other receivables	[3]		3,219,070	6,540
Deposits, prepayments and other receivables		$ 7,134,805	$ 9,150,388	$ 841,012

[1]	As of June 30, 2024, this amount includes prepayment paid to a related party, LRS-Premium Pte. Ltd. for the rental of Central Kitchen and equipment of S$569,252, which was fully settled as of June 30, 2024.
[2]	This amount includes security deposit paid to a related party, LRS-Premium Pte. Ltd. for the security deposit paid for the rental of Central Kitchen and rental of equipment. (2024: S$778,000; 2025: S$0)
[3]	As of June 30, 2025, other receivables comprise S$2,565,000 (US$2,000,000) representing trust fund for the acquisition of a Hong Kong entity, and S$641,250 (US$500,000) due from a third-party borrower under a promissory note bearing interest at 6% per annum